Significant Accounting Policies (Details 2)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Amortization cost of non-compete covenants and certain intangible property rights
Useful life (in years)	11 years	11 years	9 years
Finite-lived Trademarks [Member]
Amortization cost of non-compete covenants and certain intangible property rights
Useful life (in years)	5 years
Minimum [Member] | Non-Compete Covenants [Member]
Amortization cost of non-compete covenants and certain intangible property rights
Useful life (in years)	3 years
Minimum [Member] | Certain Intangible Property Rights [Member]
Amortization cost of non-compete covenants and certain intangible property rights
Useful life (in years)	3 years
Maximum [Member] | Non-Compete Covenants [Member]
Amortization cost of non-compete covenants and certain intangible property rights
Useful life (in years)	5 years
Maximum [Member] | Certain Intangible Property Rights [Member]
Amortization cost of non-compete covenants and certain intangible property rights
Useful life (in years)	19 years